SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government grants recognized in consolidated statements of operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reduction of cost of revenue	¥ 5,640	¥ 1,787	¥ 1,262
Reduction of general and administrative expenses	131
Reduction of interest expenses		3,250	4,310
Government grants	30,944	27,253	84,410
Total	¥ 36,715	¥ 32,290	¥ 89,982
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Government Grant Income, Nonoperating	Government Grant Income, Nonoperating	Government Grant Income, Nonoperating